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                                                                     May 2, 2005

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

        Re:     E*TRADE Funds ("Registrant")
                SEC File Nos. 333-66807; 811-09093

Ladies and Gentlemen:

                On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that the final Prospectus for each of E*TRADE International Index Fund, E*TRADE Russell 2000 Index Fund, E*TRADE S&P 500 Index Fund and E*TRADE Technology Index Fund, each a separate series of E*TRADE Funds, each dated April 30, 2005, do not differ from the Prospectuses filed in the Registrant's Post-Effective Amendment No. 51 to the Registration Statement, filed electronically with the SEC pursuant to Rule 485(b) on April 27, 2005, accession # 0001193125-05-086280.

                Please address any comments or questions to the attention of the undersigned at (703) 236-8524.

                                                  Very truly yours,


                                                  /s/ Marc R. Duffy
                                                  ------------------------------
                                                  Marc R. Duffy
                                                  Secretary
                                                  E*TRADE Funds

ETRADE 497(j) May 2005